SHARE-BASED PAYMENTS (Tables)	6 Months Ended
Jun. 30, 2019
SHARE-BASED PAYMENTS
Schedule of information on options granted
a.	The following is information on options granted during the six months ended June 30, 2019:

	Number of options granted
	According to the Award Plan			Exercise	Fair value of
	of the Company			price for 1	options on date of
	Other than to			ordinary	grant in U.S. dollars
Date of grant	directors (1)	To directors (1)	Total	share ($)	in thousands (2)
February 2019	1,580,000	—	1,580,000	0.89	628
May 2019	5,640,000	—	5,640,000	0.92	2,433
June 2019	—	1,875,000	1,875,000	0.92	641
	7,220,000	1,875,000	9,095,000		3,702

1)

The options will vest as follows: for directors and employees of the Company and the Company's subsidiary who had provided services exceeding one year as of the grant date, options will vest in 16 equal quarterly installments over a four-year period. For directors and employees of the Company and the Company's subsidiary who had not provided services exceeding one year as of the grant date, the options will vest as follows: 1/4 of the options will vest one year following the grant date and the rest over 12 equal quarterly installments. During the contractual term, the options will be exercisable, either in full or in part, from the vesting date until the end of 10 years from the date of grant.

2)	The options include both options exercisable into the Company's ordinary shares and options exercisable into the Company's ADSs.